The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — September 30, 2020 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 0.3%
	Energy and Utilities — 0.3%
$ 100,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	$139,098

Shares

	COMMON STOCKS — 98.5%
	Aerospace and Defense — 1.4%
5,000	Aerojet Rocketdyne Holdings Inc.†	199,450
1,600	L3Harris Technologies Inc.	271,744
6,000	Ultra Electronics Holdings plc	161,501

		632,695

	Automotive — 0.4%
1,000	Volkswagen AG	174,931

	Automotive: Parts and Accessories — 1.5%
18,000	Dana Inc.	221,760
2,000	Genuine Parts Co.	190,340
1,500	Linamar Corp.	44,621
46,000	Uni-Select Inc.	196,913
3,000	Veoneer Inc.†	44,100

		697,734

	Aviation: Parts and Services — 0.2%
200	Curtiss-Wright Corp.	18,652
32,000	Signature Aviation plc	98,645

		117,297

	Building and Construction — 2.5%
333	Arcosa Inc.	14,682
500	Chofu Seisakusho Co. Ltd.	10,425
16,000	GCP Applied Technologies Inc.†	335,200
11,000	Herc Holdings Inc.†	435,710
6,000	Johnson Controls International plc	245,100
1,600	Lennar Corp., Cl. B	105,056

		1,146,173

	Business Services — 1.2%
18,000	JCDecaux SA†	311,709
10,000	Matthews International Corp., Cl. A	223,600

		535,309

	Cable and Satellite — 2.0%
514	DISH Network Corp., Cl. A†	14,921
800	EchoStar Corp., Cl. A†	19,912
2,000	Liberty Global plc, Cl. A†	42,020
4,000	Liberty Global plc, Cl. C†	82,140
2,000	Liberty Latin America Ltd., Cl. A†	16,500
538	Liberty Latin America Ltd., Cl. C†	4,379
19,000	Rogers Communications Inc., Cl. B	753,350

		933,222

Shares		Market Value

	Computer Software and Services — 0.8%
1,000	AVEVA Group plc	$61,756
34,000	Hewlett Packard Enterprise Co.	318,580

		380,336

	Consumer Products — 7.1%
21,000	Essity AB, Cl. A†	721,037
9,034	Hunter Douglas NV†	526,421
2,000	L’Oreal SA	650,948
2,000	Salvatore Ferragamo SpA†	29,476
13,000	Scandinavian Tobacco Group A/S	192,956
4,500	Svenska Cellulosa AB SCA, Cl. A†	66,124
9,500	Swedish Match AB	777,324
7,000	Unicharm Corp.	312,748

		3,277,034

	Consumer Services — 1.6%
12,000	Ashtead Group plc	433,560
200	Boyd Group Services Inc.	30,892
7,000	ServiceMaster Global Holdings Inc.†	279,160

		743,612

	Diversified Industrial — 5.9%
600	Aker ASA, Cl. A	25,911
11,571	Ampco-Pittsburgh Corp.†	40,383
2,500	Ardagh Group SA	35,125
8,000	Bouygues SA	277,825
500	Crane Co.	25,065
17,000	EnPro Industries Inc.	958,970
7,000	Jardine Matheson Holdings Ltd.	277,760
17,000	Jardine Strategic Holdings Ltd.	336,770
3,500	Macquarie Infrastructure Corp.	94,115
14,500	Myers Industries Inc.	191,835
11,000	Nilfisk Holding A/S†	132,868
500	Park-Ohio Holdings Corp.	8,035
1,200	Sulzer AG	96,477
5,000	Textron Inc.	180,450
3,000	Trinity Industries Inc.	58,500

		2,740,089

	Electronics — 10.2%
35,000	Sony Corp.	2,665,529
26,500	Sony Corp., ADR	2,033,875
1,500	Stratasys Ltd.†	18,705

		4,718,109

	Energy and Energy Services — 1.6%
4,000	BP plc, ADR	69,840
12,000	Landis+Gyr Group AG†	657,293

		727,133

	Energy and Utilities — 4.2%
8,000	Cameco Corp.	80,800
600	Cheniere Energy Inc.†	27,762

1

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
7,000	National Fuel Gas Co.	$284,130
15,000	National Grid plc, ADR	866,850
10,000	Royal Dutch Shell plc, Cl. B	121,319
18,000	Severn Trent plc	566,492

		1,947,353

	Entertainment — 3.3%
10,000	Discovery Inc., Cl. A†	217,700
25,000	Grupo Televisa SAB, ADR†	154,500
30,000	International Game Technology plc	333,900
95,000	ITV plc	82,891
11,155	ViacomCBS Inc., Cl. B	312,452
15,000	Vivendi SA	418,567

		1,520,010

	Equipment and Supplies — 1.3%
4,500	Graco Inc.	276,075
12,500	Mueller Industries Inc.	338,250

		614,325

	Financial Services — 10.1%
1,000	American Express Co.	100,250
7,500	American International Group Inc.	206,475
3,000	Bank of America Corp.	72,270
3	Berkshire Hathaway Inc., Cl. A†	960,003
8,000	Citigroup Inc.	344,880
3,200	Comerica Inc.	122,400
8,000	Deutsche Bank AG†	67,200
4,200	EXOR NV	228,882
27,000	FinecoBank Banca Fineco SpA†	372,120
60,000	GAM Holding AG†	115,955
1,600	Julius Baer Group Ltd.	68,218
16,500	Kinnevik AB, Cl. A	666,938
5,000	Morgan Stanley	241,750
32,000	Resona Holdings Inc.	108,502
2,500	State Street Corp.	148,325
1,000	T. Rowe Price Group Inc.	128,220
10,000	The Bank of New York Mellon Corp.	343,400
1,500	The PNC Financial Services Group Inc.	164,865
7,000	UBS Group AG	78,050
5,000	Wells Fargo & Co.	117,550

		4,656,253

	Food and Beverage — 23.5%
2,000	Campbell Soup Co.	96,740
7,500	Chr. Hansen Holding A/S	833,635
7,500	Danone SA	485,573
125,000	Davide Campari-Milano NV	1,365,766
6,000	Diageo plc, ADR	825,960
4,000	Fomento Economico Mexicano SAB de CV, ADR	224,760
2,000	Heineken NV	177,932

Shares		Market Value

2,500	Kellogg Co.	$161,475
4,000	Kerry Group plc, Cl. A	513,536
10,600	Kikkoman Corp.	584,952
5,000	Maple Leaf Foods Inc., Toronto	101,949
1,500	McCormick & Co. Inc., Cl. V	292,980
1,500	McCormick & Co. Inc., Non-Voting	291,150
800	National Beverage Corp.†	54,408
15,000	Nestlé SA	1,780,685
3,500	Pernod Ricard SA	558,705
12,300	Remy Cointreau SA	2,246,826
6,000	The Kraft Heinz Co.	179,700
1,000	Yakult Honsha Co. Ltd.	55,469
375,000	Yashili International Holdings Ltd.†	24,677

		10,856,878

	Health Care — 3.1%
20,000	Achaogen Inc.†	201
4,000	Bristol Myers Squibb Co.	241,160
15,000	Clovis Oncology Inc.†	87,450
8,000	Cutera Inc.†	151,760
700	ICU Medical Inc.†	127,932
4,000	Idorsia Ltd.†	107,443
1,600	Johnson & Johnson	238,208
2,500	Patterson Cos. Inc.	60,264
6,000	Pfizer Inc.	220,200
5,000	Roche Holding AG, ADR	214,050

		1,448,668

	Hotels and Gaming — 3.5%
250,000	Mandarin Oriental International Ltd.†	450,000
190,000	The Hongkong & Shanghai Hotels Ltd.	147,586
275,000	William Hill plc	986,477
800	Wynn Resorts Ltd.	57,448

		1,641,511

	Machinery — 3.0%
104,000	CNH Industrial NV, Borsa Italiana†	810,627
50,000	CNH Industrial NV, New York†	391,000
1,200	Mueller Water Products Inc., Cl. A	12,468
2,000	NKT A/S†	59,718
19,500	Twin Disc Inc.†	98,670

		1,372,483

	Publishing — 0.8%
34,000	The E.W. Scripps Co., Cl. A	388,960

	Retail — 0.5%
12,000	Hertz Global Holdings Inc.†	13,320
2,300	Nathan’s Famous Inc.	117,875
2,400	Walgreens Boots Alliance Inc.	86,208

		217,403

	Specialty Chemicals — 1.1%
700	Ashland Global Holdings Inc.	49,644

2

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
3,000	International Flavors & Fragrances Inc.	$367,350
200	The Chemours Co.	4,182
4,000	Valvoline Inc.	76,160

		497,336

	Telecommunications — 4.3%
1,600	CenturyLink Inc.	16,144
3,000	Deutsche Telekom AG	50,263
10,000	Deutsche Telekom AG, ADR	168,500
4,000	Frontier Communications Corp.†	642
50,000	Koninklijke KPN NV	117,656
60,000	Pharol SGPS SA, ADR†	8,700
2,400	Proximus SA	43,826
130,000	Sistema PJSC FC, GDR	696,800
63,000	Telefonica Deutschland Holding AG	161,690
70,000	VEON Ltd., ADR	88,200
3,000	Verizon Communications Inc	178,470
36,000	Vodafone Group plc, ADR	483,120

		2,014,011

	Wireless Communications — 3.4%
22,000	Millicom International Cellular SA, SDR	669,641
8,000	T-Mobile US Inc.†	914,880

		1,584,521

	TOTAL COMMON STOCKS	45,583,386

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
8,000	Ampco-Pittsburgh Corp., expire 08/01/25†	2,960

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 1.2%
	U.S. Cash Management Bill — 0.3%
$ 141,000	0.094%††, 11/10/20	$140,989

	U.S. Treasury Bills — 0.9%
421,000	0.090%†††,
	11/05/20 to 12/24/20	420,947

	TOTAL U.S. GOVERNMENT OBLIGATIONS	561,936

	TOTAL INVESTMENTS — 100.0% (Cost $39,755,971)	$46,287,380

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
†††	Represents annualized yield at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	%of Market Value	Market Value

Europe	50.0%	$23,169,798
United States	31.4	14,521,503
Japan	12.5	5,771,501
Asia/Pacific	2.7	1,236,793
Canada	2.6	1,208,525
Latin America	0.8	379,260

	100.0%	$46,287,380

3